Risks Arising from Financial Instruments - Analysis of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 17,092	$ 16,642
Financial Liabilities	98,379	105,662
Quoted (unadjusted) prices- level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	27	28
Financial Liabilities	29	18
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	29	18
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	27	28
Observable market inputs - level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	796	530
Financial Liabilities	5,857	5,451
Observable market inputs - level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	5,644	4,736
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	105	524
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	94	10
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	14	181
Observable market inputs - level 2 [member] | Non derivative financial assets [member] | Held for trading (non-derivatives) [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9	9
Observable market inputs - level 2 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	26	51
Observable market inputs - level 2 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	416	381
Observable market inputs - level 2 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	345	89
Unobservable market inputs - level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	288	741
Unobservable market inputs - level 3 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 288	$ 741